Exploration mineral interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Exploration mineral interests
Schedule of exploration mineral interests

	Santa Cruz	Tintic Project	Pinaya Project	San Matias	Mineral Royalty	Other	Total
Balance at December 31, 2021	$35,075	$19,588	$2,511	$13,607	$1,708	$550	$73,039
Acquisition costs	11,252	5,788	—	—	—	350	17,390
De-recognition (Note a)	(5,700)	—	—	—	—	—	(5,700)
Foreign currency translation	—	—	15	—	—	—	15
Balance at September 30, 2022	$40,627	$25,376	$2,526	$13,607	$1,708	$900	$84,744
(a)	Terminated land purchase:

On November 24, 2021, the Company entered into an agreement to acquire additional land adjacent to the Santa Cruz project and the associated mineral rights. In June 2022, the Company entered into an agreement to extend the closing date of the original agreement to September 20, 2022. The Company elected not to proceed with the transaction and terminated the purchase and sale agreement. Prior to termination of the agreement the Company had capitalized $5.7 million in non-refundable payments. These payments have been de-recognized and recorded as exploration expenses in the condensed interim consolidated and combined carve-out statement of loss (Note 11).

	Santa	Tintic	Pinaya	San	Mineral
	Cruz	Project	Project	Matias	Royalty
	(Note a)	(Note b)	(Note c)	(Note d)	(Note e)	Other	Total
Balance at January 1, 2020	$—	$6,888	$2,516	$—	$750	$150	$10,304
Acquisition costs	—	7,000	—	13,607	958	150	21,715
Foreign currency translation	—	—	(4)	—	—	—	(4)
Balance at December 31, 2020	—	13,888	2,512	13,607	1,708	300	32,015
Acquisition costs	35,075	5,700	—	—	—	250	41,025
Foreign currency translation	—	—	(1)	—	—		(1)
Balance at December 31, 2021	$35,075	$19,588	$2,511	$13,607	$1,708	$550	$73,039

Schedule of further option payments to make in order to complete its purchase of 100% of the assets included in the agreements in Tintic project

Option
Year	payments
2022	5,788
2023	5,287
Total	$11,075